Investment properties - Summary of investment properties (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Investment properties, net [Line Items]
Investment properties	₩ 327,696	₩ 257,806	₩ 363,108
Acquisition cost
Investment properties, net [Line Items]
Investment properties	495,844	410,475
Accumulated depreciation
Investment properties, net [Line Items]
Investment properties	₩ (168,148)	₩ (152,669)